Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Minimum Future Commitments Under Contractual Agreements

Minimum future commitments under these contractual arrangements were as follows at December 31, 2019:

	Lease		Long-Term		Purchase	Capital	Other
	Liabilities	[1]	Debt	[1]	Commitments	Commitments	Commitments	Total
Within 1 year	249		894		877	43	118	2,181
1 to 3 years	364		1,268		766	7	137	2,542
3 to 5 years	234		1,923		438	-	58	2,653
Over 5 years	455		10,307		209	-	124	11,095
Total	1,302		14,392		2,290	50	437	18,471
1 Includes principal portion and estimated interest.